S-K 1604(c) De-SPAC Dilution - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share)	$ 10
De-SPAC, Net Tangible Book Value, Adjusted		$ 346,792
De-SPAC, Number of Shares Used, Adjustment (in Shares)		47,771,422
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 7.26
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share)		$ 2.74
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		47,771,422
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share)	10
De-SPAC, Net Tangible Book Value, Adjusted		$ 216,927
De-SPAC, Number of Shares Used, Adjustment (in Shares)		35,271,422
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 6.15
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share)		$ 3.85
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		35,271,422
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share)	$ 10
De-SPAC, Net Tangible Book Value, Adjusted		$ 87,062
De-SPAC, Number of Shares Used, Adjustment (in Shares)		22,771,422
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share)		$ 3.82
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share)		$ 6.18
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		22,771,422
Net Tangible Book Value [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		$ 249,200
Net Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		249,200
Net Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		249,200
Anticipated Transaction Expenses [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		(22,408)
Anticipated Transaction Expenses [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		(22,408)
Anticipated Transaction Expenses [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		(22,408)
PIPE Investment Proceeds [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		120,000
PIPE Investment Proceeds [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		120,000
Redemptions From Trust Account [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted
Redemptions From Trust Account [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		(129,865)
Redemptions From Trust Account [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted		$ (259,730)
Public Units [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		27,499,499
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		14,999,999
Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		2,499,999
Sponsor [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		8,800,833
Sponsor [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		8,800,833
Sponsor [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		8,800,833
PIPE Investors [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		11,470,590
PIPE Investors [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		11,470,590
PIPE Investors [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)		11,470,590